Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares													12 Months Ended
	Dec. 15, 2021	Sep. 29, 2021	Jun. 15, 2021	Mar. 15, 2021	Dec. 14, 2020	Sep. 29, 2020	Jun. 15, 2020	Mar. 13, 2020	Dec. 13, 2019	Sep. 27, 2019	Jun. 27, 2019	Mar. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Dividends paid, ordinary shares per share	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.40	$ 0.40	$ 0.40